Issuance of units (Details Narrative) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Jan. 11, 2018 USD ($) shares	Feb. 28, 2019 USD ($)	Feb. 28, 2019 shares	Apr. 09, 2021 USD ($)	Apr. 25, 2019	May 21, 2021 USD ($)	Aug. 25, 2021	Nov. 18, 2016 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 18, 2019 shares	Dec. 31, 2018 shares	Dec. 24, 2018 USD ($) shares	Dec. 31, 2017 shares
Net proceeds from the issuance of common units									$ 198,495	$ 2,231	$ 0
Net proceeds from the issuance of units									202,651	2,278
Common units repurchased and cancelled, value											4,499
Compensation expense from restricted common units									523	946	2,018
Proceeds from Partnership Contribution									$ 9,960	47	8
Restricted common units outstanding | shares									42,916
Estimated compensation cost related to non-vested restricted common units									$ 166
Upon NNA Merger [Member]
Shares conversion rate									0.1275
Restricted common units outstanding | shares									11,843
Restricted Stock [Member] | Upon The N N A Merger [Member] | Share-based awards, 2018 [Member]
Compensation expense from restricted common units									$ 32
Restricted common units outstanding | shares									8,116
Restricted Stock [Member] | Upon The N N A Merger [Member] | Share-based awards, 2017 [Member]
Compensation expense from restricted common units									$ 37
Restricted common units outstanding | shares									3,727
Restricted Stock [Member] | Upon NNA Merger [Member] | Share-based awards, 2017 [Member]
Shares conversion rate									0.1275
Directors and officers | Restricted Stock [Member] | Upon The N N A Merger [Member] | Share-based awards, 2018 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares													129,269
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													4 years
Directors and officers | Restricted Stock [Member] | Upon The N N A Merger [Member] | Share-based awards, 2017 [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares															118,328
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															4 years
Reverse stock split [Member]
Stockholders' Equity, Reverse Stock Split					1-for-15
Authorized December 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares												4,000
Compensation expense from restricted common units									$ 18	35	0
Authorized February 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares			25,396
Compensation expense from restricted common units									63	116	190
Authorized December 2018 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares														97,633
Compensation expense from restricted common units									187	348	669
Authorized December 2017 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Restricted common units granted | shares	91,336
Compensation expense from restricted common units									186	$ 447	$ 833
Authorized December 2016 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Compensation expense from restricted common units									$ 325
Limited Partner [Member] | Upon the NMCI Merger Agreement [Member] | Navios Containers [Member]
Common units issued | shares									8,133,452
Shares conversion rate									0.39
Limited Partner [Member] | Upon the NNA Merger Agreement [Member]
Common units issued | shares									3,388,226
Shares conversion rate							0.1275
Limited Partner [Member] | Upon the NNA Merger Agreement [Member] | Navios Containers [Member]
Common units issued | shares									3,388,226
Shares conversion rate									0.1275
General Partner [Member] | Upon the NMCI Merger Agreement [Member]
General partnership units issued | shares									165,989
Net proceeds from the issuance of units									$ 3,911
General Partner [Member] | Upon the NNA Merger Agreement [Member]
Common units issued | shares									69,147
Net proceeds from the issuance of units									$ 1,893
General Partner [Member] | Authorized February 2019 [Member]
Restricted common units granted | shares			518
Proceeds from Partnership Contribution		$ 8
General Partner [Member] | Authorized December 2018 [Member]
Restricted common units granted | shares														1,993
Proceeds from Partnership Contribution														$ 27
General Partner [Member] | Authorized December 2017 [Member]
Restricted common units granted | shares	1,864
Proceeds from Partnership Contribution	$ 64
$110.0m Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price						$ 110,000
Common units issued | shares									3,963,249
Net proceeds from the issuance of common units									$ 103,691
$110.0m Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares									80,883
Description of the scope of th issuance									in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units									$ 2,172
$75.0m Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price				$ 75,000
Common units issued | shares									2,437,624
Net proceeds from the issuance of common units									$ 73,117
$75.0m Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares									49,747
Description of the scope of th issuance									in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units									$ 1,530
Continuous Offering Program Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price								$ 25,000
Common units issued | shares									1,286,857
Net proceeds from the issuance of common units									$ 23,918
Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares									26,265
Description of the scope of th issuance									in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units									$ 501
Common Unit Repurchase Program [Member] | Limited Partner [Member]
Maximum aggregate offering price								$ 50,000
Common units repurchased and cancelled, units | shares									312,952
Common units repurchased and cancelled, value									$ 4,499
Expiration date									January 2021